SHARE-BASED COMPENSATION - Summary of PSU and PRSU activity (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units, beginning of period (in shares)	1,173	2,721
Settled (in shares)	(1,173)	(1,548)
Number of units, end of period (in shares)	0	1,173
Performance restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units, beginning of period (in shares)	791	339
Grants (in shares)	561	480
Settled (in shares)	324	0
Forfeited (in shares)	(394)	(28)
Number of units, end of period (in shares)	634	791